9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details)	Dec. 31, 2016 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 6,046,270
Operating Leases, Future Minimum Payments, Due in Two Years	4,674,442
Operating Leases, Future Minimum Payments, Due in Three Years	3,176,988
Operating Leases, Future Minimum Payments, Due in Four Years	2,234,808
Operating Leases, Future Minimum Payments, Due in Five Years	882,838
Operating Leases, Future Minimum Payments, Due Thereafter	16,348
Operating Leases, Future Minimum Payments Due	$ 17,031,694